UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 69.7%
BANK 0.3%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	107,000	$2,140,000
REAL ESTATE 69.4%
DIVERSIFIED 4.5%
American Assets Trust	106,515	2,265,574
Forest City Enterprises (d),(e),(f)	599,815	11,294,516
Vornado Realty Trust (e),(f)	259,160	22,676,500
		36,236,590
HEALTH CARE 6.3%
Cogdell Spencer (e),(f)	939,400	5,580,036
HCP (e),(f)	171,092	6,491,231
Health Care REIT (e),(f)	216,307	11,343,139
Nationwide Health Properties (e),(f)	228,142	9,702,879
Senior Housing Properties Trust	187,600	4,322,304
Ventas (e),(f)	228,954	12,432,202
		49,871,791
HOTEL 5.3%
DiamondRock Hospitality Co.	514,924	5,751,701
Hersha Hospitality Trust (e),(f)	684,950	4,068,603
Hospitality Properties Trust (e)	186,002	4,305,946
Host Hotels & Resorts (e),(f)	507,534	8,937,674
Hyatt Hotels Corp., Class A (d)	130,576	5,619,991
Starwood Hotels & Resorts Worldwide	146,900	8,537,828
Sunstone Hotel Investors (d)	525,934	5,359,268
		42,581,011
INDUSTRIAL 4.0%
ProLogis (e),(f)	1,891,239	30,221,999
Segro PLC (United Kingdom)	277,689	1,432,181
		31,654,180

	Number of Shares	Value
OFFICE 8.0%
BioMed Realty Trust	105,723	$2,010,851
Boston Properties (e),(f),(g)	272,296	25,827,276
Brandywine Realty Trust (e),(f)	293,646	3,564,862
Douglas Emmett (e),(f)	234,600	4,398,750
Hudson Pacific Properties	190,200	2,795,940
Liberty Property Trust (e),(f)	271,733	8,940,016
Mack-Cali Realty Corp. (e),(f)	270,840	9,181,476
SL Green Realty Corp. (e),(f)	96,131	7,229,051
		63,948,222
OFFICE/INDUSTRIAL 0.8%
PS Business Parks (e),(f)	102,972	5,966,198
RESIDENTIAL 16.9%
APARTMENT 15.8%
Apartment Investment & Management Co.(e),(f)	446,699	11,377,424
Associated Estates Realty Corp.(e),(f)	381,218	6,053,742
AvalonBay Communities(e),(f)	124,894	14,997,271
BRE Properties(e),(f)	190,435	8,984,723
Campus Crest Communities(e),(f)	218,907	2,589,670
Education Realty Trust	342,305	2,748,709
Equity Residential(e),(f)	686,582	38,730,091
Essex Property Trust(e)	61,497	7,625,628
Home Properties(e),(f)	154,900	9,131,355
Post Properties(e),(f)	241,966	9,497,165
UDR(e)	606,596	14,782,745
		126,518,523
MANUFACTURED HOME 1.1%
Equity Lifestyle Properties(e)	149,043	8,592,329
TOTAL RESIDENTIAL		135,110,852

	Number of Shares	Value
SELF STORAGE 4.7%
Public Storage (e),(f)	260,911	$28,937,639
Sovran Self Storage (e),(f)	139,809	5,529,446
U-Store-It Trust	285,476	3,003,207
		37,470,292
SHOPPING CENTER 17.5%
COMMUNITY CENTER 5.4%
Acadia Realty Trust(e)	477,875	9,041,395
Developers Diversified Realty Corp.(e),(f)	837,662	11,727,268
Kimco Realty Corp.(e),(f)	330,106	6,054,144
Ramco-Gershenson Properties Trust	304,000	3,809,120
Regency Centers Corp.	158,818	6,905,407
Urstadt Biddle Properties-Class A(e)	293,122	5,575,180
		43,112,514
REGIONAL MALL 12.1%
General Growth Properties(e),(f)	756,142	11,705,078
Pennsylvania REIT	201,223	2,871,452
Simon Property Group(e),(f)	735,946	78,863,974
Westfield Group (Australia)	291,300	2,814,199
		96,254,703
TOTAL SHOPPING CENTER		139,367,217
SPECIALTY 1.4%
Digital Realty Trust (e),(f)	127,312	7,401,920
DuPont Fabros Technology (e),(f)	168,533	4,086,925
		11,488,845
TOTAL REAL ESTATE		553,695,198
TOTAL COMMON STOCK (Identified cost—$421,580,640)		555,835,198

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 26.8%
BANK 6.5%
Ally Financial, 7.25%, due 2/7/33	80,000	$1,933,600
Ally Financial, 7.375%, due 12/16/44	219,701	5,305,779
Ally Financial, 8.50%, due 5/15/16, Series A	84,000	2,089,080
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)(e)	215,000	5,370,700
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(e),(f),(g)	637,748	15,777,886
Citigroup Capital XIII, 7.875%, due 10/30/40(e)	130,000	3,562,000
CoBank ACB, 7.00%, 144A ($50 Par Value)(a),(b),(e)	135,000	6,357,663
KeyCorp Capital IX, 6.75%, due 12/15/66(e)	252,929	6,335,871
Regions Financing Trust III, 8.875%, due 6/15/78	100,000	2,608,000
Zions Bancorp, 9.50%, due 12/29/49, Series C	100,000	2,620,000
		51,960,579
BANK—FOREIGN 3.3%
Barclays Bank PLC, 7.10%, Series III(e)	80,000	2,017,600
Deutsche Bank Contingent Capital Trust III, 7.60%(e)	280,000	7,341,600
HSBC Holdings PLC, 8.00%, Series II(e),(f)	115,005	3,137,336
National Westminster Bank PLC, 7.76%, Series C(e)	480,539	11,552,158
Santander Finance Preferred, 10.50%, Series X	67,888	1,931,414
		25,980,108
FINANCE 2.4%
INVESTMENT BANKER/BROKER 0.8%
GMAC Capital Trust I, 8.125%, due 2/15/40, Series II	109,500	2,792,250
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33(e)	164,962	3,917,848
		6,710,098
MORTGAGE LOAN/BROKER 1.6%
Countrywide Capital IV, 6.75%, due 4/1/33(e)	288,000	7,133,760
Countrywide Capital V, 7.00%, due 11/1/36(e)	217,500	5,439,675
		12,573,435
TOTAL FINANCE		19,283,533

	Number of Shares	Value
INSURANCE 6.0%
LIFE/HEALTH INSURANCE—FOREIGN 0.8%
Aegon NV, 6.375%(e)	100,555	$2,289,637
Aegon NV, 6.875%	158,294	3,757,900
Aegon NV, 7.25%	9,297	230,008
		6,277,545
MULTI-LINE 0.7%
American Financial Group, 7.00%, due 9/30/50	145,000	3,639,500
American International Group, 7.70%, due 12/18/62	93,605	2,333,572
		5,973,072
MULTI-LINE—FOREIGN 3.1%
Allianz SE, 8.375%(e)	286,472	7,672,092
ING Groep N.V., 6.375%	177,700	3,836,543
ING Groep N.V., 7.375%(e),(f)	408,290	9,811,209
ING Groep N.V., 8.50%	127,900	3,283,193
		24,603,037
REINSURANCE—FOREIGN 1.4%
Arch Capital Group Ltd., 7.875%, Series B	100,443	2,549,243
Arch Capital Group Ltd., 8.00%	122,864	3,131,804
Aspen Insurance Holdings Ltd., 7.401%, Series A	46,225	1,126,041
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)(e)	45,000	4,449,375
		11,256,463
TOTAL INSURANCE		48,110,117
INTEGRATED TELECOMMUNICATIONS SERVICES 1.1%
Telephone & Data Systems, 6.875%, due 11/15/59	154,000	3,845,380
Telephone & Data Systems, 7.00%, due 3/15/60	80,000	1,998,400
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(e)	97,457	2,449,094
		8,292,874
MEDIA—DIVERSIFIED SERVICES 0.3%
Comcast Corp., 6.625%, due 5/15/56(e)	104,144	2,710,868

	Number of Shares	Value
REAL ESTATE 6.8%
DIVERSIFIED 1.4%
Duke Realty Corp., 6.95%, Series M(e),(f)	100,000	$2,461,000
Duke Realty Corp., 7.25%, Series N(e)	133,400	3,333,666
Lexington Realty Trust, 6.50%, Series C ($50 par value)(e),(f)	96,586	4,123,256
Vornado Realty Trust, 6.75%, Series H(e),(f)	56,100	1,373,889
		11,291,811
HEALTH CARE 0.3%
Health Care REIT, 6.50%, Series I ($50 Par Value)(Convertible)	45,000	2,344,500
HOTEL 0.3%
Pebblebrook Hotel Trust, 7.875%, Series A	100,000	2,499,000
OFFICE 0.4%
BioMed Realty Trust, 7.375%, Series A(e),(f)	55,000	1,404,700
SL Green Realty Corp., 7.625%, Series C(e)	70,000	1,754,200
		3,158,900
OFFICE/INDUSTRIAL 0.4%
PS Business Parks, 7.00%, Series H(e)	118,864	2,964,468
RESIDENTIAL 1.2%
APARTMENT 1.0%
Apartment Investment & Management Co., 7.75%, Series U	100,000	2,497,000
Apartment Investment & Management Co., 8.00%, Series V(e)	101,000	2,541,160
Apartment Investment & Management Co., 7.875%, Series Y(e)	110,000	2,755,500
		7,793,660
MANUFACTURED HOME 0.2%
Equity Lifestyle Properties, 8.034%, Series A	60,000	1,487,400
TOTAL RESIDENTIAL		9,281,060

	Number of Shares	Value
SHOPPING CENTER 2.8%
COMMUNITY CENTER 1.9%
Cedar Shopping Centers, 8.875%, Series A	62,000	$1,553,100
Developers Diversified Realty Corp., 7.50%, Series I(e)	158,603	3,957,145
Kimco Realty Corp., 7.75%, Series G(e)	134,996	3,490,996
Regency Centers Corp., 7.25%, Series D(e)	100,000	2,489,000
Weingarten Realty Investors, 6.50%, Series F(e)	157,540	3,736,849
		15,227,090
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.375%, Series D(e)	304,982	7,414,113
TOTAL SHOPPING CENTER		22,641,203
TOTAL REAL ESTATE		54,180,942
TRANSPORT—MARINE 0.4%
Seaspan Corp., 9.50%, due 1/19/49, Series C	110,000	2,961,200
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$194,826,457)		213,480,221
PREFERRED SECURITIES—CAPITAL SECURITIES 43.8%
BANK 12.0%
AgFirst Farm Credit Bank, 6.585%, due 6/29/49, 144A(b),(e)	3,000,000	2,415,441
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(a),(b),(e),(f)	18,000,000	15,930,180
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(a),(e)	9,600,000	10,030,858
Bank of America Corp., 8.125%, due 12/29/49 (FRN)(e),(f)	9,300,000	10,012,566
BB&T Capital Trust IV, 6.82%, due 6/12/57	2,500,000	2,496,875
Citigroup Capital III, 7.625%, due 12/1/36	8,950,000	9,300,840
CoBank ACB, 11.00%, Series C, 144A(b),(e)	125,000	6,960,937
Farm Credit Bank of Texas, 10.00%, due 12/15/20, Series I	4,000	4,492,500
JP Morgan Chase & Co., 7.90%, due 12/31/49, (FRN)(e),(f)	15,000,000	16,468,545
NB Capital Trust II, 7.83%, due 12/15/26	4,000,000	4,120,000
Sovereign Capital Trust VI, 7.908%, due 6/13/36(e)	3,250,000	3,258,252
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(e)	9,550,000	10,505,000
		95,991,994

	Number of Shares	Value
BANK—FOREIGN 12.9%
Abbey National Capital Trust I, 8.963%, due 12/29/49(e)	7,559,000	$8,296,864
Barclays Bank PLC, 6.278%, due 12/31/49(e)	8,350,000	7,264,500
Barclays Bank PLC, 6.86%, due 9/29/49, 144A (FRN)(b),(e)	8,000,000	7,560,000
BBVA Bancomer SA Texas, 6.50%, due 3/10/21, 144A(b)	2,500,000	2,482,905
BBVA International Preferred SA, 5.919%, due 12/31/49, (FRN)	2,500,000	2,118,463
BNP Paribas, 7.195%, due 12/31/49, 144A(b),(e)	5,900,000	5,723,000
BPCE SA, 9.00%, due 12/31/49	2,750,000	4,035,652
Claudius Ltd., 7.875%, due 12/29/49	5,500,000	5,692,500
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(b),(e)	14,692,000	19,834,200
Intesa Sanpaolo SpA, 9.50%, due 12/31/49	5,000,000	7,192,287
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(b)	6,800,000	6,562,000
Rabobank Nederland, 11.00%, due 6/30/19, 144A(b),(e)	2,800,000	3,657,819
Resona Preferred Global Securities, 7.191%, due 12/29/49, 144A (FRN)(b)	2,000,000	1,995,248
Santander Finance Preferred SA Unipersonal, 11.30%, due 7/27/49, Series VIII	2,750,000	4,808,587
Santander UK PLC, 7.95%, due 10/26/29	3,000,000	3,182,724
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(b)	4,950,000	5,841,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(b),(e)	6,850,000	6,681,449
		102,929,198
CONSUMER NON-CYCLICAL 0.3%
CVS Caremark Corp., 6.302%, due 6/1/37	2,600,000	2,555,197
FINANCE 2.6%
CREDIT CARD 1.2%
American Express Co., 6.80%, due 9/1/66 (FRN)(e)	4,100,000	4,212,750
Capital One Capital III, 7.686%, due 8/15/36(e)	5,000,000	5,193,750
		9,406,500
DIVERSIFIED FINANCIAL SERVICES 0.4%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	3,000,000	3,087,000

	Number of Shares	Value
INVESTMENT BANKER/BROKER 1.0%
Schwab Capital Trust I, 7.50%, due 11/15/37, (FRN)(e)	7,550,000	$7,824,986
TOTAL FINANCE		20,318,486
FOOD 0.6%
Dairy Farmers of America, 7.875%, 144A(a),(b),(e)	50,000	4,596,875
INSURANCE 10.4%
LIFE/HEALTH INSURANCE 1.7%
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(b)	2,000,000	2,185,000
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(b),(e)	5,200,000	5,408,000
Lincoln National Corp., 7.00%, due 5/17/66	6,000,000	6,015,000
		13,608,000
LIFE/HEALTH INSURANCE—FOREIGN 0.9%
Dai-Ichi Mutual Life, 7.25%, due 12/31/49, 144A(b)	3,750,000	3,719,741
Prudential PLC, 7.75%, due 6/23/16, Series EMTN	3,750,000	3,806,250
		7,525,991
MULTI-LINE 2.8%
American International Group, 8.175%, due 5/15/58	5,000,000	5,418,750
MetLife, 10.75%, due 8/1/69(e)	3,000,000	4,150,770
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b),(e)	10,515,000	12,749,437
		22,318,957
MULTI-LINE—FOREIGN 1.5%
AXA SA, 6.379%, due 12/14/49, 144A(b),(e)	3,385,000	3,029,575
AXA SA, 6.463%, due 12/31/49, 144A(b),(e)	3,600,000	3,177,000
AXA SA, 8.60%, due 12/15/30(d)	2,000,000	2,371,832
Old Mutual Capital Funding, 8.00%, due 5/29/49	3,000,000	2,985,000
		11,563,407

	Number of Shares	Value
PROPERTY CASUALTY 2.7%
ACE Capital Trust II, 9.70%, due 4/1/30(e)	5,410,000	$6,857,175
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(b),(e)	3,000,000	2,889,246
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(e)	4,000,000	4,020,000
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(b),(e)	2,500,000	3,275,000
USF&G Capital, 8.312%, due 7/1/46, 144A(b),(e)	3,845,000	4,311,710
		21,353,131
REINSURANCE—FOREIGN 0.8%
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(b),(e)	6,800,000	6,460,000
TOTAL INSURANCE		82,829,486
INTEGRATED TELECOMMUNICATIONS SERVICES 2.0%
Centaur Funding Corp., 9.089, due 4/1/20,144A(b)	14,454	16,007,805
PIPELINES 1.9%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(e),(f)	6,000,000	6,376,572
Enterprise Products Operating LP, 8.375%, due 8/1/66(e)	7,710,000	8,335,767
		14,712,339
UTILITIES 1.1%
ELECTRIC UTILITIES 0.6%
FPL Group Capital, 7.30%, due 9/1/67, Series D(e),(f)	5,000,000	5,225,405
MULTI UTILITIES 0.5%
Dominion Resources, 7.50%, due 6/30/66, Series A	3,650,000	3,822,930
TOTAL UTILITIES		9,048,335
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$321,468,607)		348,989,715

	Principal Amount	Value
CORPORATE BONDS 2.6%
BANK 0.5%
Regions Bank, 7.50%, due 5/15/18, Series BKNT	$1,376,000	$1,456,510
Regions Financial Corp., 7.375%, due 12/10/37	2,500,000	2,456,250
		3,912,760
INSURANCE—PROPERTY CASUALTY 0.5%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b)	4,500,000	4,150,679
INTEGRATED TELECOMMUNICATIONS SERVICES 0.5%
Citizens Communications Co., 9.00%, due 8/15/31	4,000,000	4,110,000
REAL ESTATE 1.1%
OFFICE 0.7%
BR Properties SA, 9.00%, due 12/31/49, 144A(a),(b)	5,500,000	5,465,625
SHOPPING CENTER 0.4%
General Shopping Finance Ltd., 10.00%, due 11/9/15, 144A(b)	2,965,000	3,016,887
TOTAL REAL ESTATE		8,482,512
TOTAL CORPORATE BONDS (Identified cost—$20,478,068)		20,655,951

	Number of Shares
SHORT-TERM INVESTMENTS 0.5%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.01%(h)	2,256,355	2,256,355
State Street Institutional Liquid Reserves Fund, 0.19%(h)	2,276,976	2,276,976
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$4,533,331)		4,533,331

		Value

TOTAL INVESTMENTS (Identified cost—$962,887,103)	143.4%	$1,143,494,416

LIABILITIES IN EXCESS OF OTHER ASSETS	(43.4)	(346,248,730)

NET ASSETS (Equivalent to $16.60 per share based on 48,034,510 shares of common stock outstanding)	100.0%	$797,245,686

Glossary of Portfolio Abbreviations
FRN	Floating Rate Note
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Illiquid security. Aggregate holdings equal 5.6% of net assets of the Fund.
(b)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 22.4% of net assets of the Fund, of which 4.3% is illiquid.
(c)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 0.3% of net assets of the Fund.

(d)	Non-income producing security.
(e)	A portion or all of the security is pledged in connection with the revolving credit agreement: $723,139,298 has been pledged as collateral.
(f)	A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $322,559,556.
(g)	A portion of the security is segregated as collateral for interest rate swap transactions: $15,464,500 has been segregated as collateral.
(h)	Rate quoted represents the seven day yield of the fund.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Interest rate swaps outstanding at March 31, 2011 are as follows:

		Fixed	Floating Rate(a)		Unrealized
	Notional	Rate	(reset monthly)	Termination	Appreciation
Counterparty	Amount	Payable	Receivable	Date	(Depreciation)
Merrill Lynch Derivative
Products AG	$45,000,000	3.510%	0.254%	December 22, 2012	$(2,152,134)
Royal Bank of Canada	$60,000,000	3.653%	0.254%	July 17, 2013	(3,596,935)
Royal Bank of Canada	$70,000,000	3.615%	0.248%	March 29, 2014	(4,522,327)
Royal Bank of Canada	$35,000,000	1.865%	0.256%	June 13, 2015	235,863
Royal Bank of Canada	$35,000,000	2.474%	0.258%	February 10, 2016	(317,375)
					$(10,352,908)

(a)  Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2011.

Limited Access

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by the Board of Directors to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock — Bank	$2,140,000	$—	$—	$2,140,000
Common Stock — Other Industries	553,695,198	553,695,198	—	—
Preferred Securities — $25 Par Value — Bank	51,960,579	45,602,916	—	6,357,663
Preferred Securities — $25 Par Value — Insurance — Multi-Line — Foreign	24,603,037	16,930,945	7,672,092	—
Preferred Securities — $25 Par Value — Insurance — Reinsurance — Foreign	11,256,463	6,807,088	4,449,375	—
Preferred Securities — $25 Par Value — Other Industries	125,660,142	125,660,142	—	—
Preferred Securities — Capital Securities — Food	4,596,875	—	—	4,596,875
Preferred Securities — Capital Securities — Other Industries	344,392,840	—	344,392,840	—
Corporate Bonds — Other Industries	20,655,951	—	20,655,951	—
Money Market Funds	4,533,331	—	4,533,331	—
Total Investments	$1,143,494,416	$748,696,289	$381,703,589	$13,094,538
Other Financial Instruments*	$(10,352,908)	—	$(10,352,908)	—

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock — Bank	Preferred Securities— $25 Par Value — Bank	Preferred Securities — Capital Securities — Food	Corporate Bonds — Real Estate — Office
Balance as of December 31, 2010	$17,490,000	$2,140,000	$5,415,000	$4,462,500	$5,472,500
Change in unrealized appreciation(depreciation)	360,963	—	233,463	134,375	(6,875)
Purchases	709,200	—	709,200	—	—
Transfers in and/or out of Level 3	(5,465,625)	—	—	—	(5,465,625)

Balance as of March 31, 2011	$13,094,538	$2,140,000	$6,357,663	$4,596,875	—

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities have been deemed illiquid and were valued by a pricing service which has utilized independent broker quotes. The Level 3 common stock is illiquid and has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2011:

Interest rate contracts	$(10,352,908)

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Gross unrealized appreciation	$187,490,778
Gross unrealized depreciation	(6,883,465)
Net unrealized appreciation	$180,607,313
Cost for federal income tax purposes	$962,887,103

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 27, 2011